General (Schedule Of Pro Forma Results Of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Revenues	$ 31,203	$ 31,748
Net income	$ 1,048	$ 4,102
Basic net earnings per share	$ 0.04	$ 0.17
Diluted net earnings per share	$ 0.04	$ 0.16